Revenues - Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Total revenues	$ 27,429,319	$ 3,494,225	$ 30,124,952	$ 31,466,673
Services transferred over time [Member]
Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Total revenues	$ 27,429,319	$ 3,494,225	$ 30,124,952	$ 31,466,673